Columbia Large Cap Growth Opportunity Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 12.2%
Entertainment 1.3%
Endeavor Group Holdings, Inc., Class A	596,028	15,991,431
Interactive Media & Services 10.9%
Alphabet, Inc., Class A(a)	429,136	74,025,960
Meta Platforms, Inc., Class A	134,481	62,779,765
Total		136,805,725
Total Communication Services		152,797,156
Consumer Discretionary 11.9%
Automobiles 1.0%
Tesla, Inc.(a)	68,610	12,218,069
Broadline Retail 6.7%
Amazon.com, Inc.(a)	479,323	84,571,750
Hotels, Restaurants & Leisure 1.4%
Hilton Worldwide Holdings, Inc.	87,893	17,631,336
Specialty Retail 1.5%
Burlington Stores, Inc.(a)	78,637	18,876,812
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	174,699	16,605,140
Total Consumer Discretionary		149,903,107
Consumer Staples 4.9%
Beverages 1.1%
Constellation Brands, Inc., Class A	56,672	14,181,034
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	38,555	31,225,309
Household Products 1.3%
Procter & Gamble Co. (The)	99,979	16,450,545
Total Consumer Staples		61,856,888
Financials 3.8%
Financial Services 3.8%
Visa, Inc., Class A	174,773	47,618,652
Total Financials		47,618,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.3%
Biotechnology 3.0%
Insmed, Inc.(a)	238,269	13,116,708
Natera, Inc.(a)	68,734	7,322,233
Vertex Pharmaceuticals, Inc.(a)	38,602	17,577,035
Total		38,015,976
Health Care Equipment & Supplies 3.2%
Edwards Lifesciences Corp.(a)	203,848	17,712,353
Intuitive Surgical, Inc.(a)	55,180	22,188,982
Total		39,901,335
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	112,986	14,734,504
Pharmaceuticals 4.9%
Eli Lilly & Co.	56,854	46,639,610
Zoetis, Inc.	92,917	15,755,007
Total		62,394,617
Total Health Care		155,046,432
Industrials 5.2%
Commercial Services & Supplies 1.5%
Cintas Corp.	28,056	19,021,126
Electrical Equipment 2.7%
AMETEK, Inc.	99,503	16,873,719
Eaton Corp. PLC	49,724	16,550,633
Total		33,424,352
Professional Services 1.0%
TransUnion	175,502	12,622,104
Total Industrials		65,067,582
Information Technology 46.6%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd.	129,700	19,416,090
IT Services 0.8%
MongoDB, Inc.(a)	43,119	10,178,671
Semiconductors & Semiconductor Equipment 15.9%
Advanced Micro Devices, Inc.(a)	183,159	30,569,237
Lam Research Corp.	28,786	26,841,218

Columbia Large Cap Growth Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marvell Technology, Inc.	309,676	21,308,805
NVIDIA Corp.	110,229	120,847,360
Total		199,566,620
Software 21.5%
Adobe, Inc.(a)	47,646	21,191,035
Crowdstrike Holdings, Inc., Class A(a)	47,408	14,870,467
Dynatrace, Inc.(a)	331,834	15,174,769
Microsoft Corp.	381,058	158,188,607
Palo Alto Networks, Inc.(a)	66,403	19,582,909
Salesforce, Inc.	87,447	20,501,075
ServiceNow, Inc.(a)	30,588	20,094,175
Total		269,603,037
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	328,244	63,104,909
Western Digital Corp.(a)	316,381	23,820,326
Total		86,925,235
Total Information Technology		585,689,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.2%
Specialized REITs 1.2%
Equinix, Inc.	19,387	14,791,893
Total Real Estate		14,791,893
Total Common Stocks (Cost $929,608,849)		1,232,771,363

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	24,534,954	24,530,047
Total Money Market Funds (Cost $24,527,504)		24,530,047
Total Investments in Securities (Cost: $954,136,353)		1,257,301,410
Other Assets & Liabilities, Net		(407,838)
Net Assets		1,256,893,572
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	5,014,111	56,286,531	(36,772,682)	2,087	24,530,047	213	88,186	24,534,954
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Opportunity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT186_02_P01_(07/24)